SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long-lived assets held for sale (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long-lived assets held for sale
Property held for sale	¥ 18,531	¥ 18,531
Other current assets
Long-lived assets held for sale
Revenue or income recognized on sale of property held for sale	0	¥ 0	¥ 0
Property held for sale	¥ 9,075